Condensed Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Revenues:
Self-moving equipment rentals	$ 1,767,520	$ 1,678,256	$ 1,547,015
Self-storage revenues	152,660	134,376	120,698
Self-moving and self-storage products and service sales	221,117	213,854	205,570
Property management fees	24,378	23,266	22,132
Life insurance premiums	178,115	277,562	206,992
Property and casualty insurance premiums	34,342	32,631	30,704
Net investment and interest income	82,903	73,552	62,745
Other revenue	97,552	78,530	55,503
Total revenues	2,558,587	2,512,027	2,251,359
Costs and expenses:
Operating expenses	1,170,568	1,093,190	1,026,577
Commission expenses	228,124	212,190	190,981
Cost of sales	107,216	116,542	106,024
Benefits and losses	180,676	320,191	200,513
Amortization of deferred policy acquisition costs	17,376	13,791	9,494
Lease expense	117,448	131,215	150,809
Depreciation, net of (gains) losses on disposals	237,996	208,901	189,266
Total costs and expenses	2,059,404	2,096,020	1,873,664
Earnings from operations	499,183	416,007	377,695
Interest expense	(90,696)	(90,371)	(88,381)
Total pretax earnings (loss)	408,487	325,636	289,314
Income tax expense	(143,779)	(120,269)	(105,739)
Net earnings	264,708	205,367	183,575
Less: Excess of redemption value over carrying value of preferred shares redeemed		(5,908)	(178)
Less: Preferred stock dividends		(2,913)	(12,412)
Earnings available to common shareholders	$ 264,708	$ 196,546	$ 170,985
Basic and diluted earnings per common share	$ 13.56	$ 10.09	$ 8.8
Weighted average common shares outstanding: basic and diluted	19,518,779	19,476,187	19,432,781